GOODWILL	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Schedule of Goodwill [Table Text Block]
NOTE 9 – GOODWILL

The movement in goodwill balance is given below.

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011
Balance at the beginning of the period	$410,454	$6,146,720
Acquisition related goodwill (Refer Note 3)	643,117	-
Impairment loss	-	(5,792,849)
Effect of foreign exchange translation	(100,735)	56,583
	$952,836	$410,454

During the year ended March 31, 2011, the Company conducted the impairment analysis regarding the goodwill in its consolidated financial statements.  The goodwill balance of $6.2 million was completely allocated to the reporting unit, which has been determined to be TBL.

TBL, a small road building company, is engaged in highway and heavy construction activities.  TBL has constructed highways, rural roads, tunnels, dams, airport runways, and housing complexes, mostly in southern states.  TBL, because of its successful execution of contracts, is pre-qualified by the National Highway Authority of India (NHAI) and other agencies.  The Company owns 77% of TBL.  For the year ended March 31, 2011, TBL was not able to meet its cash flow projections, because it has not been able to win any new significant contracts.  As a result, TBL does not have a sufficient pipeline that would enable it to project cash flows.  Therefore, the impairment test for TBL is based on the recoverable values of its assets less the expected settlement of its liabilities.

The Company, based on the impairment analysis, concluded that the fair value of the reporting unit, established on the basis of its recoverable value, was substantially lower than the carrying value.  Therefore, the goodwill balance allocated to the reporting unit was impaired.  The Company recorded an impairment loss relating to the goodwill balance amounting to $5,792,849.  For this impairment test, the Company considered all the recorded assets and liabilities of TBL at its respective fair values.  In relation to the fixed assets, the Company considered the fair values on the basis of independent valuations obtained while for the other current assets, the carrying values were determined by the Company and these were found to approximate their fair values.  There have been no further indicators in the three months and nine months ended December 31, 2011, and therefore the Company has not performed any specific impairment tests for the goodwill balance in books.

NOTE 11 – GOODWILL

The movement in goodwill balance is given below:

	As of March 31,
	2011	2010

Balance at the beginning of the period	$6,146,720	$17,483,501
Elimination on deconsolidation of Sricon	-	(10,576,123)
Effect of foreign exchange translation	56,583	(760,658)
Impairment loss	(5,792,849)	-
	$410,454	$6,146,720

During the year ended March 31, 2011, the Company conducted an impairment analysis regarding the goodwill in its consolidated financial statements. The goodwill balance of $6,146,720 at the beginning of 2011 was allocated to our subsidiary Techni Bharathi Limited (‘TBL’). The Company assessed the recoverable value of TBL and concluded that it was lower than $6.2 million. Therefore the goodwill balance allocated to TBL was impaired by $ 5,792,849. The methodology used in the impairment test is described below.

TBL, a small road building company, is engaged in highway and heavy construction activities. TBL has constructed highways, rural roads, tunnels, dams, airport runways, and housing complexes, mostly in southern states. TBL, because of its successful execution of contracts, is pre-qualified by the National Highway Authority of India (NHAI) and other agencies.  We own 77% of TBL.

TBL’s share of the overall Indian construction market is very small. However, TBL’s prequalification and prior track record provides a way to grow the company in highway and heavy construction. Currently, TBL is engaged in the recovery of construction delay claims that it is pursuing against NHAI and the Cochin International Airport in the aggregate amount of $2.3 million.  TBL has received binding judgments in arbitration against and is in the process of collecting those judgments, which can typically take two to three years.

For the year ended March 31, 2011, TBL was not able to meet its cash flow projections, because it has not been able to win any new significant contracts. As a result, TBL does not have a sufficient pipeline that would enable it to project cash flows. Therefore, the impairment test for TBL is based on the recoverable values of its assets less the expected settlement of its liabilities.

For the purpose of the impairment test, we considered all the assets and liabilities of TBL. With respect to all the monetary assets and liabilities, the carrying values of the assets and the liabilities are considered to approximate the fair value of TBL since these are the expected recovery values and the expected values for settling liabilities. With respect to non-monetary assets such as fixed assets, we estimated the recoverable values based on a valuation certificate obtained from an approved independent appraiser. Further, the recoverability of claims is based on actual awards received in arbitration.